CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical)	12 Months Ended
Dec. 31, 2020 CNY (¥)
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Stock issuance cost	¥ 7,849,390